As filed with the Securities and Exchange Commission on August 17, 2011

SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 93	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 95

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principal Executive Offices)

(630) 505-3700
Registrant's Telephone Number

KEVIN M. ROBINSON, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☑           IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

☐           ON [DATE] PURSUANT TO PARAGRAPH (B) OF RULE 485.

☐           60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

☐           ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

☐           75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

☐           ON [DATE] PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Guggenheim Shipping ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 17th day of August, 2011.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By:       /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE
*
Randall C. Barnes	Trustee	August 17, 2011
*
Roman Friedrich III	Trustee	August 17, 2011
*
Robert B. Karn III	Trustee	August 17, 2011
*
Ronald A. Nyberg	Trustee	August 17, 2011
*
Ronald E. Toupin, Jr.	Trustee	August 17, 2011

/s/ John L. Sullivan John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	August 17, 2011

/s/ Kevin M. Robinson		August 17, 2011
Kevin M. Robinson *Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase